Summary of significant accounting policies (Finite-Lived Intangible Assets Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2015
Game licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Game licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years
Software licenses [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years
Software licenses [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Capitalized development costs for internally generated software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	1 year
Capitalized development costs for internally generated software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	2 years
Game engine [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years